Schedule of Earnings Per Common Share (Details) - USD ($)		12 Months Ended
		Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Earnings Per Share [Abstract]
Net loss		$ (1,738,657)	$ (697,311)	$ (595,010)
Weighted average number of shares outstanding, basic and diluted	[1]	9,937,248	9,500,001	9,500,001
Basic and diluted		$ (0.17)	$ (0.07)	$ (0.06)

[1]	The shares and associated amounts have been retroactively restated to reflect a 2.714286-for-1 stock split of each issued and outstanding share of common stock, an increase in its authorized shares of common stock from 10,000,000 to 300,000,000, as well as the increase in par value to $0.001, which occurred in September 2022 (see Note 11).